Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Putnam Asset Allocation Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000914209
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Putnam Dynamic Asset Allocation Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Dynamic Asset Allocation Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 39 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 30 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 133%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range
Equity	80%	65-95%
Fixed Income	20%	5-35%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage- and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of economic sanctions or currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of the Investment Manager (as defined below), including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and the Putnam Growth Blended Benchmark, which is comprised of 60% Russell 3000® Index, 15% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Bond Index, 5% JPMorgan Developed High Yield Index and 5% MSCI Emerging Markets Index-GD. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges For periods ended 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Putnam Dynamic Asset Allocation Growth Fund | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Putnam Dynamic Asset Allocation Growth Fund | Putnam Growth Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index-NR)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.64%
5 Years	rr_AverageAnnualReturnYear05	9.43%
10 Years	rr_AverageAnnualReturnYear10	9.12%
Putnam Dynamic Asset Allocation Growth Fund | Class A C000002319
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 672
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	878
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,740
Annual Return 2015	rr_AnnualReturn2015	(0.28%)
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	19.85%
Annual Return 2018	rr_AnnualReturn2018	(9.71%)
Annual Return 2019	rr_AnnualReturn2019	20.79%
Annual Return 2020	rr_AnnualReturn2020	14.40%
Annual Return 2021	rr_AnnualReturn2021	16.75%
Annual Return 2022	rr_AnnualReturn2022	(16.98%)
Annual Return 2023	rr_AnnualReturn2023	20.76%
Annual Return 2024	rr_AnnualReturn2024	19.05%
1 Year	rr_AverageAnnualReturnYear01	12.20%
5 Years	rr_AverageAnnualReturnYear05	8.48%
10 Years	rr_AverageAnnualReturnYear10	7.76%
Putnam Dynamic Asset Allocation Growth Fund | Class A C000002319 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Putnam Dynamic Asset Allocation Growth Fund | Class A C000002319 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.41%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Putnam Dynamic Asset Allocation Growth Fund | Class C C000002321
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 279
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,875
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	179
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	554
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	954
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,875
1 Year	rr_AverageAnnualReturnYear01	17.17%
5 Years	rr_AverageAnnualReturnYear05	8.96%
10 Years	rr_AverageAnnualReturnYear10	7.75%
Putnam Dynamic Asset Allocation Growth Fund | Class P C000174663
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
1 Year	rr_AverageAnnualReturnYear01	19.50%	[3]
5 Years	rr_AverageAnnualReturnYear05	10.17%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.79%	[3]
Putnam Dynamic Asset Allocation Growth Fund | Class R C000002323
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
1 Year	rr_AverageAnnualReturnYear01	18.76%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Putnam Dynamic Asset Allocation Growth Fund | Class R5 C000117949
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	19.32%
5 Years	rr_AverageAnnualReturnYear05	10.04%
10 Years	rr_AverageAnnualReturnYear10	8.68%
Putnam Dynamic Asset Allocation Growth Fund | Class R6 C000117950
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	10.15%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Putnam Dynamic Asset Allocation Growth Fund | Class Y C000002324
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
1 Year	rr_AverageAnnualReturnYear01	19.39%
5 Years	rr_AverageAnnualReturnYear05	10.06%
10 Years	rr_AverageAnnualReturnYear10	8.68%
Putnam Dynamic Asset Allocation Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Dynamic Asset Allocation Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Dynamic Asset Allocation Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Putnam Dynamic Asset Allocation Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return. Total return is composed of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 39 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 30 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 222%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	222.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range
Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage- and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of economic sanctions or currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of the Investment Manager (as defined below), including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and the Putnam Balanced Blended Benchmark, which is comprised of 50% Russell 3000® Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges For periods ended 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Putnam Dynamic Asset Allocation Balanced Fund | Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.81%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Putnam Dynamic Asset Allocation Balanced Fund | Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index-NR)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Putnam Dynamic Asset Allocation Balanced Fund | Class A C000002307
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	854
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,652
Annual Return 2015	rr_AnnualReturn2015	0.30%
Annual Return 2016	rr_AnnualReturn2016	6.69%
Annual Return 2017	rr_AnnualReturn2017	15.18%
Annual Return 2018	rr_AnnualReturn2018	(7.21%)
Annual Return 2019	rr_AnnualReturn2019	17.30%
Annual Return 2020	rr_AnnualReturn2020	12.48%
Annual Return 2021	rr_AnnualReturn2021	13.32%
Annual Return 2022	rr_AnnualReturn2022	(15.72%)
Annual Return 2023	rr_AnnualReturn2023	17.56%
Annual Return 2024	rr_AnnualReturn2024	16.03%
1 Year	rr_AverageAnnualReturnYear01	9.36%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Putnam Dynamic Asset Allocation Balanced Fund | Class A C000002307 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Putnam Dynamic Asset Allocation Balanced Fund | Class A C000002307 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Putnam Dynamic Asset Allocation Balanced Fund | Class C C000002309
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,788
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,788
1 Year	rr_AverageAnnualReturnYear01	14.14%
5 Years	rr_AverageAnnualReturnYear05	7.13%
10 Years	rr_AverageAnnualReturnYear10	6.36%
Putnam Dynamic Asset Allocation Balanced Fund | Class P C000174661
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 714
1 Year	rr_AverageAnnualReturnYear01	16.45%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.33%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.38%	[6]
Putnam Dynamic Asset Allocation Balanced Fund | Class R C000002311
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	7.66%
10 Years	rr_AverageAnnualReturnYear10	6.73%
Putnam Dynamic Asset Allocation Balanced Fund | Class R5 C000117945
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Putnam Dynamic Asset Allocation Balanced Fund | Class R6 C000117946
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	16.34%
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	7.37%
Putnam Dynamic Asset Allocation Balanced Fund | Class Y C000002312
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	8.20%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Putnam Dynamic Asset Allocation Balanced Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Dynamic Asset Allocation Balanced Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Putnam Dynamic Asset Allocation Conservative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Putnam Dynamic Asset Allocation Conservative Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks total return consistent with preservation of capital. Total return is composed of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial professional and in How do I buy fund shares? beginning on page 39 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page 30 of the fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 372%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	372.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investments

The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic Allocation	Range
Equity	30%	15-45%
Fixed Income	70%	55-85%

We invest mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We also invest, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

Risk [Heading]	rr_RiskHeading	Risks
Risk [Text Block]	rr_RiskTextBlock

It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance, and our efforts to diversify risk through the use of leverage and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, outbreaks of infectious illnesses or other widespread public health issues, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings, may negatively impact the fund’s performance, and may exacerbate other risks to which the fund is subject. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The risks associated with bond investments include interest rate risk, which is the risk that the value of the fund’s investments is likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that issuers of the fund’s investments may default on payment of interest or principal. Bond investments may be more susceptible to downgrades or defaults during economic downturns or other periods of economic stress. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which can be more sensitive to changes in markets, credit conditions, and interest rates, and may be considered speculative. Mortgage- and asset-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage- and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of economic sanctions or currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivative positions and the potential failure of the other party to the instrument to meet its obligations. The risk of a party failing to meet its obligations may increase if the fund has significant exposure to that counterparty. The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivative instrument and the reference asset, or other factors, especially in unusual market conditions, and volatility in the value of derivatives could adversely impact the fund’s returns, obligations and exposures. Derivatives are also subject to other risks, including liquidity risk (e.g., liquidity demands arising from the requirement to make payments to a derivative counterparty), operational risk (e.g., settlement issues or system failures) and legal risk (e.g., insufficient legal documentation or contract enforceability issues).

Certain accounts or affiliates of the Investment Manager (as defined below), including other funds advised by the Investment Manager or third parties, may from time to time own (beneficially or of record) or control a substantial amount of the fund’s shares, including through seed capital arrangements. Such shareholders may at times be considered to control the fund. Dispositions of a large number of shares by these shareholders may adversely affect the fund’s liquidity and net assets. These redemptions may also force the fund to sell securities, which may increase the fund’s brokerage costs.

There is no guarantee that the investment techniques, analyses, or judgments that we apply in making investment decisions for the fund will produce the intended outcome or that the investments we select for the fund will perform as well as other securities that were not selected for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and the Putnam Conservative Blended Benchmark, which is comprised of 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Index, 5% MSCI EAFE Index-NR and 5% JPMorgan Developed High Yield Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value per share, available at www.franklintempleton.com.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges For periods ended 12/31/24
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class C share performance reflects conversion to class A shares after eight years.

Important data provider notices and terms are available at www.franklintempletondatasources.com. All data is subject to change.

Putnam Dynamic Asset Allocation Conservative Fund | Bloomberg U.S. Aggregate Bond Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Putnam Dynamic Asset Allocation Conservative Fund | Putnam Conservative Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI EAFE Index-NR)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Putnam Dynamic Asset Allocation Conservative Fund | Class A C000002313
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,096
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,729
Annual Return 2015	rr_AnnualReturn2015	0.36%
Annual Return 2016	rr_AnnualReturn2016	4.60%
Annual Return 2017	rr_AnnualReturn2017	9.72%
Annual Return 2018	rr_AnnualReturn2018	(4.78%)
Annual Return 2019	rr_AnnualReturn2019	11.81%
Annual Return 2020	rr_AnnualReturn2020	10.04%
Annual Return 2021	rr_AnnualReturn2021	5.65%
Annual Return 2022	rr_AnnualReturn2022	(14.65%)
Annual Return 2023	rr_AnnualReturn2023	11.15%
Annual Return 2024	rr_AnnualReturn2024	9.57%
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Putnam Dynamic Asset Allocation Conservative Fund | Class A C000002313 | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	2.11%
Putnam Dynamic Asset Allocation Conservative Fund | Class A C000002313 | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Putnam Dynamic Asset Allocation Conservative Fund | Class C C000002315
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,864
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Putnam Dynamic Asset Allocation Conservative Fund | Class P C000174662
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	9.92%	[9]
5 Years	rr_AverageAnnualReturnYear05	4.25%	[9]
10 Years	rr_AverageAnnualReturnYear10	4.38%	[9]
Putnam Dynamic Asset Allocation Conservative Fund | Class R C000002317
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
1 Year	rr_AverageAnnualReturnYear01	9.31%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Putnam Dynamic Asset Allocation Conservative Fund | Class R5 C000117947
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
1 Year	rr_AverageAnnualReturnYear01	9.88%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Putnam Dynamic Asset Allocation Conservative Fund | Class R6 C000117948
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
1 Year	rr_AverageAnnualReturnYear01	9.99%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Putnam Dynamic Asset Allocation Conservative Fund | Class Y C000002318
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	9.88%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Putnam Dynamic Asset Allocation Conservative Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	It is important to understand that you can lose money by investing in the fund.
Putnam Dynamic Asset Allocation Conservative Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is eliminated after one year.
[3]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.
[4]	Applies only to certain redemptions of shares bought with no initial sales charge.
[5]	This charge is eliminated after one year.
[6]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.
[7]	Applies only to certain redemptions of shares bought with no initial sales charge.
[8]	This charge is eliminated after one year.
[9]	Performance for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y and has not been adjusted for the lower investor servicing fees applicable to class P shares; had it been adjusted, returns would have been higher.